U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave., 10th Floor
Milwaukee, WI 53202

February 12, 2009

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Cullen Mutual Funds Trust (the “Trust”)
File Nos.: 333-33302 and 811-09871

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 24 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of registering 2 new classes of shares — Class R1 and Class R2 shares — for each of the Cullen High Dividend Equity Fund and Cullen International High Dividend Fund (each, a “Fund”).  At such time as the Amendment becomes effective, each Fund will issue 5 classes of shares:  Retail Class, Class C, Class I, Class R1 and Class R2.

As a point of information, the extensive use of R-tagging in this Amendment is a reflection of the drafting process, whereby information for each Fund has been merged together, where appropriate, into a combined Statement of Additional Information based on the Trust’s last post-effective amendment filed with the Securities and Exchange Commission (i.e. Post-Effective Amendment No. 21 under the 1933 Act, filed via EDGAR on October 28, 2008).  Because we believe this filing does not include any other material changes since Post-Effective Amendment No. 21, apart from the references to the Class R1 and Class R2 shares in the sections of the Prospectus entitled “Performance Information,” “What are the Fund’s Fees and Expenses,” “Who Manages the Fund,” “Eligible Class R1 and R2 Investors,” “Buying Shares,” “Additional Policies,” and “Financial Highlights,” and the sections in the Statement of Additional Information entitled “The Trust,” “Description of the Funds and their Investment Objectives, Policies and Risks,” “Control Persons and Principal Holders of Shares,” “Investment Advisory and Other Services,” “Distribution Plan,” and “Capital Structure,” we request that the Staff provide a review limited only to the changes noted.

Pursuant to Rule 485(a)(1), the Trust normally anticipates that this filing would be effective 60 days after filing.  The Trust is filing an acceleration request under separate cover, however, in an effort to request that the Staff allow this Amendment to become effective on March 16, 2009, or as soon thereafter as is practicable.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

Please direct any inquiries regarding this filing to me at (414) 765-5598.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Daphne C. Roy

Daphne C. Roy, Esq.
For U.S. Bancorp Fund Services, LLC